CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Issued capital	Additional paid-in capital	Treasury shares	Retained earnings	Remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Foreign currency translation reserve	Total	Non-controlling interests
Beginning balance at Dec. 31, 2019	$ 228,435	$ 138	$ 110,416	$ (38)	$ 53,384	$ (1,621)	$ 1,384	$ (9,809)	$ 153,854	$ 74,581
Net profit	3,709				(552)				(552)	4,261
Other comprehensive income/(loss)	3,939					81	(729)	5,206	4,558	(619)
Total comprehensive income/(loss)	7,648				(552)	81	(729)	5,206	4,006	3,642
Dividends paid	(1,208)									(1,208)
Ending balance at Dec. 31, 2020	234,875	138	110,416	(38)	52,832	(1,540)	655	(4,603)	157,860	77,015
Net profit	(8,512)				(2,642)				(2,642)	(5,870)
Other comprehensive income/(loss)	(13,994)					228	300	(8,079)	(7,551)	(6,443)
Total comprehensive income/(loss)	(22,506)				(2,642)	228	300	(8,079)	(10,193)	(12,313)
Dividends paid	(2,817)									(2,817)
Effect from the changes in shareholding percentage in subsidiary	(235)		(167)						(167)	(68)
Ending balance at Dec. 31, 2021	209,317	138	110,249	(38)	50,190	(1,312)	955	(12,682)	147,500	61,817
Net profit	4,757				3,874				3,874	883
Other comprehensive income/(loss)	(10,003)					298	(551)	(7,448)	(7,701)	(2,302)
Total comprehensive income/(loss)	(5,246)				3,874	298	(551)	(7,448)	(3,827)	(1,419)
Issuance of common stock for cash	7,922	68	7,854						7,922
Dividends paid	(565)									(565)
Ending balance at Dec. 31, 2022	$ 211,428	$ 206	$ 118,103	$ (38)	$ 54,064	$ (1,014)	$ 404	$ (20,130)	$ 151,595	$ 59,833